Financial risk management - Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		₩ 865,444,257	₩ 824,772,302
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	439,519,266	413,369,169
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	183,539,365	186,358,002
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	15,481,390	15,251,465
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	192,985,692	172,527,573
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	2,415,295	1,717,606
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	2,280,081	1,683,344
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		51,604,186	58,310,838
Securities measured at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		62,093,908	63,806,919
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2]	57,971,493	49,930,076
Derivative Asset
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		6,461,796	3,799,189
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2],[3]	21,896,490	23,238,932
Guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		18,226,546	16,745,707
Loan commitments and other
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		205,255,277	193,853,866
Banks | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	20,137,657	14,166,508
Banks | Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	135,214	34,262
Card receivable | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	₩ 27,375,162	₩ 25,065,621

[1]	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
[2]	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
[3]	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.